Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of income/(loss) before income tax expenses

Income before income tax expenses consists of:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
PRC	275,898,007	355,674,888	355,606,696
Non PRC	(82,669,476)	(105,275,621)	(122,099,522)
Total	193,228,531	250,399,267	233,507,174

Schedule of income tax expenses

Income tax expenses for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
Current:
CIT tax expense	103,302,037	141,399,866	133,862,272
Land Appreciation Tax (“LAT”) expense	40,203,748	62,996,403	68,631,338
Deferred tax benefit	(30,388,659)	(59,949,022)	(52,015,238)
Income tax expense	113,117,126	144,447,247	150,478,372

Schedule of Effective Income Tax Rate Reconciliation

The Group’s income tax expense differs from the tax expense computed by applying the PRC statutory CIT rate of 25% for the years ended December 31, 2017, 2018 and 2019, are as follows:

	Year ended December 31,
	2017	2018	2019
	US$	US$	US$
CIT at rate of 25%	48,307,133	62,599,817	58,376,794
Tax effect of non-deductible expenses	3,641,665	5,799,761	8,867,037
LAT expense	40,203,748	62,996,403	68,631,338
CIT benefit of LAT	(10,050,937)	(15,749,101)	(17,157,834)
Changes in valuation allowance	3,180,741	(491,075)	23,073,210
International rate differences	10,149,331	18,224,012	17,351,758
Dividend and interest withholding taxes	18,877,500	15,403,663	(3,816,800)
Adjustment of estimated income tax accruals	(954,552)	(3,952,396)	(4,285,329)
Others	(237,503)	(383,837)	(561,802)
Income tax expense	113,117,126	144,447,247	150,478,372

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2017	2018	2019
	US$	US$	US$
Balance at January 1	20,491,988	31,231,376	45,939,234
Additions for tax positions of current year	10,813,497	15,500,052	14,547,590
Reclassification from prior year tax payable	—	—	13,118,260
Movement in current year due to foreign exchange rate fluctuation	2,001	—	—
Reductions for tax positions of prior years	(76,110)	—	—
Reduction due to company liquidation	—	(792,194)	—
Balance at December 31	31,231,376	45,939,234	73,605,084

Schedule of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

	December 31,	December 31,
	2018	2019
	US$	US$
Deferred tax assets:
Tax loss carried forward	42,185,810	50,163,293
Accruals and provisions	48,850,991	62,936,343
Capitalized expenses	26,796,716	50,288,336
Revenue recognition at a point in time less tax paid under deemed profit method	130,498,661	127,927,710
Revenue recognition of real estate lease income on a straight-line basis	14,269,520	17,164,019
Deemed interest expense	43,266,604	55,979,839
Valuation allowance	(5,941,941)	(28,022,499)
Operating lease liability	—	2,805,537
Others	—	418,310
Total deferred tax assets	299,926,361	339,660,888
Deferred tax liabilities:
Revenue recognition over time	(77,968,759)	(84,241,946)
Real estate properties accelerated cost deduction	(1,212,993)	(1,193,345)
Taxable temporary differences arising from asset acquisitions	(307,747,731)	(280,540,093)
Dividend and interest withholding taxes	(52,991,279)	(49,174,479)
Operating lease right-of-use assets	—	(2,950,373)
Others	(61,732)	—
Total deferred tax liabilities	(439,982,494)	(418,100,236)